[logo] PIONEER Investments(R)




November 5, 2008



VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Bond Fund (the "Fund")
     (File Nos. 002-62436 and 811-02864)
     CIK No. 0000276776

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 45 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on October 27, 2008 (Accession No. 0000276776-08-000052).

If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4575.


Very truly yours,



/s/ Peter Pizzi
    Peter Pizzi
    Legal Product Manager



cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




"Member of the UniCredit S.p.A. banking group"